EMPLOYEE BENEFITS - Future benefit payments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 506,806
Weighted average duration of defined benefit obligation	5 years 5 months 23 days	5 years 10 months 20 days
Post-Employment benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 54,384
Post-Employment benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	55,865
Post-Employment benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	55,288
Post-Employment benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	53,362
Post-Employment benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	53,698
Post-Employment benefits | Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	234,209
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 233,241
Weighted average duration of defined benefit obligation	4 years 7 days	4 years 2 months 1 day
Long-Term Benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 28,832
Long-Term Benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	30,627
Long-Term Benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	27,637
Long-Term Benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	27,671
Long-Term Benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	25,911
Long-Term Benefits | Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 92,563